Derivatives - Schedule of Derivative Instruments in Statement of Financial Position, Fair Value (Details) - Level 3 - USD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Assets	$ 0	$ 0
Cash Flow Hedging | Designated as cash flow hedges
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Assets	7	4
Derivative Liabilities	$ 2	$ 4